Income Tax - Additional Information (Detail) In Millions, unless otherwise specified									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 EUR (€)	Dec. 31, 2012 United Kingdom [Member] USD ($)	Dec. 31, 2012 Spain [Member] USD ($)	Dec. 31, 2012 Spain [Member] EUR (€)	Dec. 31, 2012 Luxembourg [Member] USD ($)	Dec. 31, 2012 Luxembourg [Member] EUR (€)
Components Of Income Tax Expense Benefit [Line Items]
Taxation loss carryforwards								$ 23.0	$ 184.0	€ 139.4	$ 104.0	€ 78.9
Maximum period of tax losses of Spain to be carried forward for offset against future taxable income									P15Y	P15Y
Unrecognized tax benefits						5.4	3.4
Recognized tax liability		5.5	4.2	4.7	3.4
Accrued interest and penalties		$ 0.3		$ 1.0